Fair Value of Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Property	Dec. 31, 2015 USD ($) Property
Fair Value, Option, Quantitative Disclosures [Line Items]
Future default rate	3.60%
Period of time with no recovery rate	3 years
Change in fair value discount rate for pooled issue	3.00%
Decrease due to change in applicable discount rate for pooled issue	$ 2,200,000
Increase due to change in applicable discount rate for pooled issue	$ 3,100,000
Change in fair value discount rate for single issue	3.00%
Decrease due to change in applicable discount rate for single issue	$ 910,000
Increase due to change in applicable discount rate for single issue	1,500,000
Transfers within three Levels	0	$ 0
Real estate owned portfolio includes properties | Property		1
Real estate owned at carrying value	0	$ 281,000
Loss on sale of real estate	15,000	(43,000)
Fair value of Real estate owned	0	281,000
Bank Properties [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Decrease in fair value bank properties		$ 56,000
Real estate owned portfolio includes properties | Property		1
Real estate owned at carrying value		$ 281,000
Loss on sale of real estate	$ 15,000
Number of real estate property sold | Property	1
Specific Reserve [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Impaired loans with an aggregate carrying amount	$ 0
Charge-offs	0	0
Without Specific Reserve [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Impaired loans with an aggregate carrying amount	799,000	1,200,000
Without Specific Reserve [Member] | Loan One [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Charge-offs	632,000	888,000
Without Specific Reserve [Member] | Loan Two [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Charge-offs	$ 567,000	$ 823,000
Pooled Security [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market spreads	2.75%
Single Issuer [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Market spreads	5.25%